Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

Lateef Fund

Supplement dated April 8, 2016 to the Prospectus and Statement of Additional Information

(“SAI”) dated September 1, 2015

Effective April 1, 2016, Matthew Sauer no longer serves as a portfolio manager of the Fund.  Accordingly, all references to Mr. Sauer as a portfolio manager of the Fund are hereby deleted from the Prospectus and SAI.   Quoc Tran, James Tarkenton, and David Geisler continue as Co-Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.